Income from operations - Depreciation and amortization (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from operations [Line Items]
Depreciation and amortisation expense	€ 1,390	€ 1,261	€ 1,602
Depreciation of property, plant and equipment
Income from operations [Line Items]
Depreciation expense	696	689	711
Amortization of software
Income from operations [Line Items]
Amortisation expense	102	98	117
Amortization of acquired intangible assets
Income from operations [Line Items]
Amortisation expense	392	290	363
Amortization of development costs
Income from operations [Line Items]
Amortisation expense	€ 199	€ 184	€ 411